CASH AND BANK BALANCES	12 Months Ended
Dec. 31, 2022
CASH AND BANK BALANCES

18. CASH AND BANK BALANCES

	As of December 31,
	2022	2021
	RMB’000	RMB’000
Cash on hand	—	1,709
Cash at banks	3,936	26,171
Cash and bank balances	3,936	27,880

Cash and bank balances are denominated in the following currencies:

	As of December 31,
	2022	2021
	RMB’000	RMB’000
Renminbi	3,104	4,594
Hong Kong dollars	2	74
US dollars	830	23,212
	3,936	27,880

As of December 31, 2022, total cash and bank balances held by discontinued operations was RMB 306,000 (Note 29).

Bank balances denominated in Renminbi are deposited with banks in the PRC and are not freely convertible to foreign currencies. The conversion of these RMB denominated balances into foreign currencies is subject to the foreign exchange control rules and regulations promulgated by the PRC Government.

Bank balances denominated in US dollars are mainly held in bank accounts in Hong Kong and the United States of America.

Cash at banks and bank deposits comprise cash held by the Company and short-term bank deposits with an original maturity of three months or less. The deposits carry interest at prevailing market rates.

Restricted cash

As of December 31, 2022, the Company had restricted cash of RMB 2,069,000 (2021: nil), of which nil (2021: nil) was used as collateral for the Company’s bank borrowings, and nil was used as collateral for the Company’s financial derivatives (2021: nil). The nature of restricted cash is that of a term deposit maturing on January 15, 2023. They were temporarily not available for general use by the Company as of December 31, 2022.